Fair value measurement of liabilities (Details) - At fair value - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 169,960	₩ 312,163
Level 2
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	169,960	310,008
Level 3
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 0	₩ 2,155